SUBSEQUENT EVENTS (Details) - Subsequent event - $ / shares	Aug. 14, 2023	Aug. 15, 2023
Dividend declared
Subsequent Event [Line Items]
Dividends payable (in USD per share)		$ 0.75
Flex Vigilant
Subsequent Event [Line Items]
Charter term extension	200 days